Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	R$ 927,538	R$ 252,789
Social Security Liabilities [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	62,531	58,376
Social Security Liabilities [Member] | Taxes And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	46,831	42,829
Social Security Liabilities [Member] | Social Security Charges On Paid Vacation And 13th Salary [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	15,700	15,547
Labor Liabilities [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	865,007	194,413
Labor Liabilities [Member] | Payroll Net [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	27	47,462
Labor Liabilities [Member] | Vacation [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	81,253	95,930
Labor Liabilities [Member] | Provisions By Performances And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	173,663	47,726
Labor Liabilities [Member] | Voluntary Retirement Program [member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	610,057	2,895
Labor Liabilities [Member] | Other Liabilitites [member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	R$ 7	R$ 400